Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2020
VELODYNE LIDAR, INC AND SUBSIDIARIES
Related Party Transaction
Schedule of related party transactions

	Year Ended December 31,				Six Months Ended June 30,
	2017	2018	2019		2019	2020
					(unaudited)
Revenue:
Stockholder A	$7,090	$9,447	$(3,514)	(1)	$265	$278
Stockholder B	5,080	508	1,391		3	3,544
Stockholder C	—	18	6,148		5,040	439

	December 31,
	2018	2019	June 30, 2020
			(unaudited)
Accounts receivable:
Stockholder A	$2,907	$9	$—
Stockholder B	251	1,404	2,239
Stockholder C	—	—	300